SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of intangible assets except goodwill

Years
Software	3-6
License	3-20
Other intangible assets	1-30

Schedule of property and equipment

Years
Buildings	15-40
Leasehold improvements	2-15
Switching equipment	3-15
Telegraph, telex and data communication equipment	5-15
Transmission installation and equipment	3-30
Satellite, earth station and equipment	3-20
Cable network	5-25
Power supply	3-20
Data processing equipment	3-20
Vehicles	4-8
Other telecommunication peripherals	5
Office equipment	2-5
Customer Premises Equipment (“CPE”) assets	4-5
Other equipment	2-5

Schedule of estimated useful life of ROU assets

Years
Land rights	50
Buildings	15-40
Transmission installation and equipment	3-25
Power supply	3-20
Vehicles	4-8
Others	2-25

Schedule of disclosure of buy and sell rates used to translate monetary assets and liabilities denominated in foreign currency

	2019		2020
	Buy	Sell	Buy	Sell
United States dollar (“US$”) 1	13,880	13,885	14,040	14,060
Australian dollar (“AU$”) 1	9,724	9,729	10,738	10,756
Singapore dollar ("SGD") 1	10,312	10,317	10,591	10,607
New Taiwan dollar ("TWD") 1	463.73	464.65	499.61	500.46
Euro ("EUR") 1	15,559	15,571	17,209	17,239
Japanese yen ("JPY") 1	127.76	127.82	135.91	136.15
Malaysian ringgit ("MYR") 1	3,390	3,394	3,477	3,485
Macanese pataca (“MOP”) 1	1,729	1,731	1,756	1,761
Hong Kong dollar (“HKD”) 1	1,782	1,783	1,811	1,814